Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net are comprised of:

	At December 31, 2014	At December 31, 2013
Land	48,601	93,992
Buildings and constructions	993,251	1,451,860
Transfer devices	69,466	118,563
Operating machinery and equipment	1,578,227	2,480,728
Transportation equipment and vehicles	555,529	903,342
Tools, furniture, fixtures and other	45,971	53,355

	3,291,045	5,101,840
Less: accumulated depreciation	(1,333,406)	(2,012,800)

Operating property, plant and equipment, net	1,957,639	3,089,040
Mining plant and equipment	220,106	365,315
Less: accumulated depletion	(46,234)	(73,435)

Mining plant and equipment, net	173,872	291,880
Construction-in-progress	1,812,916	3,345,196

Property, plant and equipment, net	3,944,427	6,726,116